SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 95.7%
	Alabama — 1.6%
	Alabama Public School and College Authority (Educational Facilities), Series B, 5.00% due 6/1/2026 (pre-refunded 6/1/2023)	$ 4,380,000	$ 4,510,621
[a,b]	Black Belt Energy Gas District, Series D1, 4.00% due 7/1/2052 (put 6/1/2027)	2,000,000	2,066,474
[a,c]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series B, 4.00% due 12/1/2051 (put 12/1/2031)	1,220,000	1,224,709
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2032	6,000,000	6,478,476
	Arizona — 1.7%
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2031	2,500,000	2,634,482
	Arizona Board of Regents (University of Arizona SPEED), 5.00% due 8/1/2029	1,000,000	1,055,480
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), 5.00% due 1/1/2033 - 1/1/2037	7,000,000	7,740,940
	Salt Verde Financial Corp. (Gas Supply Acquisition; Guaranty: Citigroup Global Markets), 5.25% due 12/1/2022 - 12/1/2028	2,770,000	2,856,901
	Yavapai County (Waste Management, Inc.) AMT IDA, 1.30% due 6/1/2027	1,000,000	871,341
	Arkansas — 0.4%
	Board of Trustees of the University of Arkansas (Fayetteville Campus), Series A, 5.00% due 11/1/2031 - 11/1/2034 (pre-refunded 11/1/2024)	3,655,000	3,887,509
	California — 4.7%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.25% due 12/1/2027 - 12/1/2029	3,650,000	3,802,592
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	2,815,000	2,861,853
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 11/15/2022 - 8/15/2033	1,950,000	1,997,692
	California Infrastructure and Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,500,000	1,502,100
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM) (Green Bond), 4.00% due 5/15/2041	500,000	488,230
	City of Los Angeles Department of Airports AMT, Series C, 5.00% due 5/15/2033	2,000,000	2,208,326
	City of San Mateo (City of San Mateo Community Facilities District No 2008-1) (Insured: BAM), 5.25% due 9/1/2040	5,000,000	5,444,045
	Delano Financing Authority (City of Delano Police Station and Woollomes Avenue Bridge), Series A, 5.00% due 12/1/2025	2,555,000	2,560,092
	Franklin-McKinley School District (Insured: Natl-Re) GO, 5.25% due 8/1/2027	1,000,000	1,126,071
	Fresno (Educational Facilities and Improvements; Insured: Natl-Re) USD GO, Series A, 6.00% due 8/1/2026	1,080,000	1,160,085
	Jurupa Public Financing Authority (Eastvale Community Services; Insured: AGM), Series A, 5.50% due 9/1/2025 - 9/1/2027	2,530,000	2,628,962
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series B, 6.125% due 11/1/2029	2,365,000	2,666,850
	North City West School Facilities Financing Authority (Carmel Valley Schools; Insured: AGM), Series A, 5.00% due 9/1/2024	1,080,000	1,086,341
[a]	Northern California Energy Authority (Commodity Supply Revenue; Guaranty: Goldman Sachs Group, Inc.), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	5,000,000	5,086,810
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2032 - 8/1/2034 (pre-refunded 8/1/2025)	3,000,000	3,256,746
	Redwood City Redevelopment Successor Agency (Redevelopment Area A-2; Insured: AMBAC), Series A-2, Zero Coupon due 7/15/2023	2,065,000	2,021,848
	Saratoga Union School District (Insured: Natl-Re) USD GO, Series B, 0.01% due 9/1/2023	900,000	883,234
	Colorado — 1.3%
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2039	2,015,000	2,112,059
	Denver City & County Housing Authority (Three Towers Rehabilitation; Insured: AGM) AMT, 5.20% due 11/1/2027	1,335,000	1,337,049
	Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2028	1,650,000	1,694,306
	State of Colorado COP, Series A, 5.00% due 9/1/2029 - 9/1/2032	5,205,000	5,815,643
	Connecticut — 2.5%
	City of Hartford (Various Public Improvements; Insured: AGM) GO, Series A, 5.00% due 7/1/2031	1,700,000	1,823,382
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	1,000,000	1,098,691
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2033 - 4/15/2035	12,415,000	13,629,167
	Series C, 5.00% due 6/15/2028 - 6/15/2029	1,890,000	2,135,908
	Series E, 5.00% due 9/15/2033	2,650,000	2,924,691
	District of Columbia — 2.0%
	Metropolitan Washington Airports Authority (Dulles Toll Road Revenue), Series A, 5.00% due 10/1/2038 - 10/1/2039	3,000,000	3,223,532
	Metropolitan Washington Airports Authority (Dulles Toll Road Revenue; Insured: AGC), Series B, Zero Coupon due 10/1/2023 - 10/1/2024	9,890,000	9,448,313
	Washington Convention & Sports Authority, Series A, 5.00% due 10/1/2028	1,105,000	1,237,608
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2032 - 7/1/2037	3,325,000	3,614,196
	Florida — 6.0%
	City of Jacksonville (Better Jacksonville Plan), Series A, 5.00% due 10/1/2026	2,075,000	2,090,660
	City of Lakeland (Electric Power System Smart Grid Project; Insured: AGM), 5.25% due 10/1/2027 - 10/1/2036	6,450,000	7,395,087
	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 5.00% due 11/1/2032 - 11/1/2037	3,430,000	3,775,592
	County of Broward (Airport System Improvements) AMT, 5.00% due 10/1/2034 - 10/1/2035	3,500,000	3,671,001
[b]	County of Broward Port Facilities Revenue AMT, 5.00% due 9/1/2037 - 9/1/2041	2,050,000	2,168,827
	County of Manatee (Public Utilities System Improvements), 5.00% due 10/1/2026 - 10/1/2033	6,080,000	6,540,673
	County of Miami-Dade (Miami International Airport), Series B, 5.00% due 10/1/2028 - 10/1/2031	5,335,000	5,664,288
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2035 - 8/1/2037	2,905,000	3,053,864
	Miami-Dade County Educational Facilities Authority (University of Miami; Insured: AMBAC), Series B, 5.25% due 4/1/2024	1,000,000	1,051,773
	Orange County Convention Center (Tourist Development), Series A, 5.00% due 10/1/2031	2,000,000	2,159,614
	Palm Beach County (Boca Raton Regional Hospital) HFA, 5.00% due 12/1/2025 (pre-refunded 12/1/2024)	500,000	533,715
[b]	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2040 - 11/1/2041	715,000	722,926
[c]	Palm Beach County School District COP, Series C, 5.00% due 8/1/2028	595,000	669,608

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	School Board of Miami-Dade County COP, Series A, 5.00% due 5/1/2030	$ 3,250,000	$ 3,426,023
	School District of Broward County (Educational Facilities and Equipment) COP, Series B, 5.00% due 7/1/2032	2,000,000	2,142,158
	School District of Manatee County (School Facilities Improvement; Insured: AGM), 5.00% due 10/1/2032	2,250,000	2,451,686
	Sunshine State Governmental Finance Commission (Miami-Dade County Program), Series B-1, 5.00% due 9/1/2028 (pre-refunded 9/1/2023)	3,500,000	3,628,128
	Wildwood Utility Dependent District (Insured: BAM),
	5.00% due 10/1/2032 - 10/1/2040	600,000	670,020
[c]	5.00% due 10/1/2041	400,000	441,714
	Georgia — 2.2%
	Athens-Clarke County Unified Government Development Authority (UGAREF Bolton Commons LLC), 5.00% due 6/15/2024 - 6/15/2028	2,320,000	2,383,963
	City of Atlanta (Water & Wastewater System; Insured: Natl-Re), Series A, 5.50% due 11/1/2022	185,000	187,537
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2035 - 5/15/2037	11,170,000	12,084,172
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2034 - 1/1/2038	4,370,000	4,656,895
	Guam — 0.9%
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2023 - 10/1/2025	6,500,000	6,554,122
	Guam Waterworks Authority (Water and Wastewater System), 5.25% due 7/1/2024	1,000,000	1,027,544
	Hawaii — 0.4%
	County of Hawaii GO, Series A, 5.00% due 9/1/2033	1,250,000	1,333,617
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2034	2,000,000	2,152,430
	Illinois — 13.6%
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2029 - 1/1/2030	1,765,000	1,900,506
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034 - 1/1/2037	8,160,000	8,612,146
	Chicago Park District (Capital Improvement Plan) GO,
	Series B, 5.00% due 1/1/2025	1,000,000	1,036,538
	Series D, 5.00% due 1/1/2028	3,450,000	3,568,801
	Chicago Park District GO,
	Series A,
	5.00% due 1/1/2027 - 1/1/2029	1,355,000	1,401,629
	5.00% due 1/1/2027 - 1/1/2029 (pre-refunded 1/1/2024)	2,585,000	2,700,749
	Series B,
	5.00% due 1/1/2030	1,215,000	1,254,882
	5.00% due 1/1/2030 (pre-refunded 1/1/2024)	2,285,000	2,387,315
	City of Chicago (Midway Airport),
	Series B,
	5.00% due 1/1/2032 - 1/1/2033	9,805,000	10,064,969
	5.25% due 1/1/2034	4,700,000	4,749,585
	City of Chicago (Wastewater Transmission System), Series C-2, 5.00% due 1/1/2028 - 1/1/2029	7,865,000	8,304,256
	City of Chicago (Wastewater Transmission System; Insured: AGM-CR), Series B, 5.00% due 1/1/2034	1,375,000	1,466,854
	City of Chicago (Water System), Series A-1, 5.00% due 11/1/2024	1,000,000	1,052,873
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2037	4,250,000	4,535,145
	City of Chicago (Water System; Insured: BHAC-CR AMBAC), 5.75% due 11/1/2030	1,270,000	1,392,756
	City of Chicago GO,
	Series A,
	5.625% due 1/1/2031	1,585,000	1,693,259
	6.00% due 1/1/2038	7,500,000	7,937,535
	Cook County School District No. 104 (Argo Summit Elementary School Facilities; Insured: AGM) GO ETM, Series D, Zero Coupon due 12/1/2022	2,000,000	1,987,804
	County of Cook Sales Tax Revenue, Series A, 5.00% due 11/15/2038	1,000,000	1,073,554
	County of Sangamon (Insured: BAM) GO, 4.00% due 12/15/2040	150,000	148,967
	Illinois Finance Authority (Ascension Health Credit Group), Series C, 4.00% due 2/15/2033	800,000	811,089
	Illinois Finance Authority (Carle Foundation Obligated Group), Series A, 5.00% due 8/15/2034	1,700,000	1,867,311
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2033	1,000,000	1,045,175
	Illinois Finance Authority (Silver Cross Hospital and Medical Centers), 5.00% due 8/15/2024	1,000,000	1,038,219
	Illinois Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	5,550,000	5,841,569
	Knox & Warren Counties Community Unit School District No. 205 Galesburg GO, Series B, 5.00% due 12/1/2030 - 12/1/2031	2,655,000	2,913,855
	Metropolitan Pier & Exposition Authority (McCormick Place Expansion Project), Series B, 5.00% due 12/15/2022	1,000,000	1,011,106
	Monroe and St. Clair Counties (Community Unit School District No. 5; Insured: BAM) GO, 5.00% due 4/15/2027 - 4/15/2031	6,285,000	6,841,759
	Regional Transportation Authority (Insured: Natl-Re), Series A, 6.00% due 7/1/2031	1,070,000	1,278,710
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029	2,000,000	2,196,170
	Southern Illinois University (Insured: BAM),
[b]	Series A 5.00% due 4/1/2042	1,260,000	1,314,588
[b]	Series A, 5.00% due 4/1/2037 - 4/1/2038	780,000	821,428
	State of Illinois GO,
	Series A, 5.00% due 3/1/2036	5,000,000	5,297,365
	Series D, 5.00% due 11/1/2027 - 11/1/2028	4,250,000	4,556,734
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2030 - 6/15/2031	9,280,000	9,952,003

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	State of Illinois Sales Tax Revenue (Insured: BAM-Natl-Re), Series B, 5.00% due 6/15/2032	$ 2,885,000	$ 3,098,092
	Tazewell County School District (Insured: Natl-Re) GO ETM, 9.00% due 12/1/2024	1,205,000	1,388,816
	Indiana — 2.6%
[a]	City of Whiting (BP Products North America, Inc.; Guaranty : BP plc) AMT, 5.00% due 11/1/2047 (put 11/1/2024)	250,000	261,234
[a]	City of Whiting Environmental Facilities (BP Products North America Inc. Project) AMT, Series A, 5.00% due 3/1/2046 (put 3/1/2023)	1,000,000	1,017,042
	Indiana (Ascension Health Credit Group) HFFA, 5.00% due 11/15/2034 - 11/15/2036	8,325,000	8,818,815
	Indiana Bond Bank (Hendricks Regional Health Financing Program; Insured: AMBAC), Series A, 5.25% due 4/1/2023	2,000,000	2,051,060
[b]	Indiana Finance Authority (CWA Authority, Inc.), Series A, 5.00% due 10/1/2035	500,000	569,943
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	4,000,000	3,996,844
[a,d]	Tender Option Bond Trust Receipts/Certificates (Lucky Heights IN TC LP; Guaranty: Deutsche Bank A.G.), Series 2022-XF1141, 1.16% due 6/1/2042 (put 7/8/2022)	6,000,000	6,000,000
	Iowa — 0.5%
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,251,237
	Kansas — 0.1%
	Unified Government of Wyandotte County/Kansas City (School Improvement Project; Insured: AGM) USD GO, Series A, 5.00% due 9/1/2030 - 9/1/2031 (pre-refunded 9/1/2027)	990,000	1,111,900
	Kentucky — 1.3%
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
[a]	Series A, 4.00% due 4/1/2048 (put 4/1/2024)	6,500,000	6,589,005
[a]	Series C, 4.00% due 2/1/2050 (put 2/1/2028)	2,000,000	2,023,592
	Louisville/Jefferson County Metropolitan Government (Norton Suburban Hospital and Kosair Children’s Hospital), Series A, 5.25% due 10/1/2026	2,320,000	2,393,785
	Louisiana — 2.2%
	East Baton Rouge Sewerage Commission, Series B, 5.00% due 2/1/2030 - 2/1/2032 (pre-refunded 2/1/2025)	6,825,000	7,319,035
	Jefferson Sales Tax District (Insured: AGM), Series B, 5.00% due 12/1/2034 - 12/1/2035	1,500,000	1,613,884
	Louisiana Energy and Power Authority (LEPA Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2029 - 6/1/2031 (pre-refunded 6/1/2023)	6,100,000	6,297,646
	Parish of Lafourche (Roads, Highways and Bridges), 5.00% due 1/1/2024 - 1/1/2025	3,685,000	3,899,480
	Maryland — 0.0%
	County of Montgomery GO, Series C, 5.00% due 10/1/2025	365,000	397,716
	Massachusetts — 1.7%
	Massachusetts (CareGroup Healthcare System) DFA, Series I, 5.00% due 7/1/2036	1,750,000	1,816,855
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,370,000	9,604,542
	Massachusetts (Simmons College) DFA, Series J, 5.50% due 10/1/2025 - 10/1/2028	1,790,000	1,846,555
	Massachusetts Bay Transportation Authority Assessment Revenue (Transportation Capital Program), Series A, 5.25% due 7/1/2030	1,000,000	1,164,358
	Michigan — 2.7%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2031	1,010,000	1,063,642
	County of Genesee (Water Supply System; Insured: BAM) GO,
	5.00% due 11/1/2024 - 11/1/2030	3,360,000	3,435,801
	5.125% due 11/1/2032	750,000	766,693
	5.25% due 11/1/2026 - 11/1/2027	2,275,000	2,332,306
[c]	5.25% due 11/1/2028	645,000	660,877
	Detroit City School District (School Building & Site Improvement; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2026	3,150,000	3,489,819
	Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,100,000	1,241,373
	Kalamazoo Hospital Finance Authority (Bronson Healthcare), 5.25% due 5/15/2026	145,000	145,351
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2036	2,000,000	2,225,636
	Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	1,295,000	1,298,221
	Michigan Finance Authority (McLaren Health System), Series A, 5.00% due 2/15/2039	3,200,000	3,426,522
	Michigan State Housing Development Authority, Series B, 2.95% due 12/1/2039	3,000,000	2,606,949
	West Ottawa Public Schools (Insured: AGM) GO, 4.00% due 11/1/2032	800,000	847,246
	Minnesota — 0.2%
	Minneapolis-St Paul Metropolitan Airports Commission AMT, Series B, 5.00% due 1/1/2026	1,245,000	1,347,685
	Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00% due 10/1/2034 - 10/1/2035	600,000	643,785
	Mississippi — 0.7%
	Mississippi Development Bank (Jackson Public School District; Insured BAM), 5.25% due 10/1/2037 - 10/1/2038	5,250,000	5,757,977
	Mississippi Development Bank (Vicksburg Warren School District; Insured: BAM), 5.50% due 3/1/2038	700,000	772,287
	Nebraska — 0.8%
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.),
[a]	5.00% due 3/1/2050 (put 1/1/2024)	5,350,000	5,516,792
	Series A, 5.00% due 9/1/2031	1,000,000	1,057,849
	Nevada — 0.4%
	Carson City (Carson Tahoe Regional Healthcare),
	5.00% due 9/1/2027 (pre-refunded 9/1/2022)	2,450,000	2,464,866
	5.00% due 9/1/2032	730,000	765,633

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	New Hampshire — 0.2%
	New Hampshire Municipal Bond Bank, Series C, 5.00% due 8/15/2026 (pre-refunded 8/15/2023)	$ 1,860,000	$ 1,925,000
	New Jersey — 4.8%
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re) GO, 5.50% due 10/1/2024	2,500,000	2,693,705
	New Jersey (School Facilities Construction) EDA,
	5.00% due 6/15/2035 - 6/15/2038	4,515,000	4,774,961
	Series NN, 5.00% due 3/1/2026	2,000,000	2,033,788
	New Jersey (School Facilities Construction; Insured: AMBAC) EDA, Series N-1, 5.50% due 9/1/2026	3,000,000	3,255,579
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,700,000	1,864,108
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series DDD, 5.00% due 6/15/2033	1,000,000	1,048,443
	New Jersey (Transit Corp.) EDA, 5.00% due 11/1/2036	2,950,000	3,115,041
	New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2027 - 7/1/2028 (pre-refunded 1/1/2024)	185,000	193,126
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group), 5.00% due 7/1/2027 - 7/1/2028	2,815,000	2,929,150
	New Jersey Transportation Trust Fund Authority,
	Series A, 5.00% due 12/15/2032	485,000	516,349
	Series AA, 5.00% due 6/15/2036 - 6/15/2040	1,500,000	1,585,590
	Series BB-1 5.00% due 6/15/2034	2,000,000	2,095,070
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
	5.00% due 6/15/2023 - 6/15/2024	2,500,000	2,592,803
	Series A, 5.00% due 6/15/2031	1,000,000	1,062,961
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), Series AA, 5.00% due 6/15/2038	3,500,000	3,665,354
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034 - 12/15/2036	5,500,000	5,777,042
	Passaic Valley Sewage Commissioners, Series G, 5.75% due 12/1/2022	3,000,000	3,049,674
	New Mexico — 0.1%
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2039	440,000	470,765
	New York — 6.5%
[b]	City of Long Beach, 5.25% due 7/15/2042	1,000,000	1,070,887
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2027	4,530,000	4,733,334
	Series J,
	5.00% due 8/1/2030	5,000,000	5,278,270
[c]	5.00% due 8/1/2031	4,000,000	4,220,696
	City of New York GO,
	Series C, 5.00% due 8/1/2035	500,000	556,387
	Series D, 5.25% due 5/1/2040 - 5/1/2041	2,500,000	2,837,644
	County of Nassau (Insured: BAM) GO, Series B, 5.00% due 4/1/2026	1,300,000	1,333,220
	Erie County (City of Buffalo School District) (State Aid Withholding) IDA, Series A, 5.00% due 5/1/2027	5,000,000	5,134,945
	Metropolitan Transportation Authority,
	Series D, 5.00% due 11/15/2030 - 11/15/2035	8,295,000	8,703,203
	Series D-1, 5.00% due 11/15/2031	2,285,000	2,378,386
	Metropolitan Transportation Authority (Green Bond),
	Series A1, 5.00% due 11/15/2035 - 11/15/2036	1,820,000	1,880,613
	Series A2, 5.00% due 11/15/2025	600,000	637,612
	Monroe County (Rochester City School District) (State Aid Withholding) IDC, 5.00% due 5/1/2033	620,000	689,542
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	5.00% due 2/1/2037	200,000	222,582
	Series A2, 5.00% due 5/1/2039	1,000,000	1,079,730
	New York State Dormitory Authority, Series A, 5.00% due 3/15/2037	735,000	795,909
	New York State Dormitory Authority (Insured: BAM), Series A, 5.00% due 10/1/2042	5,000,000	5,475,500
	New York State Dormitory Authority (Metropolitan Transportation Authority & State Urban Development Corp.), Series A, 5.00% due 12/15/2027	2,500,000	2,533,047
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2033	100,000	108,964
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 5.00% due 3/15/2036	650,000	720,426
	Series D, 4.00% due 2/15/2040	1,000,000	985,107
	New York State Dormitory Authority (State of New York Sales Tax Revenue), Series A, 5.00% due 3/15/2033	1,000,000	1,084,756
	New York State Thruway Authority, Series N, 5.00% due 1/1/2035	250,000	273,929
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2041	1,500,000	1,635,088
	New York State Urban Development Corp. (State of New York Sales Tax Revenue), Series A, 5.00% due 3/15/2037	500,000	545,709
	Port Authority of New York & New Jersey AMT, Series 223, 5.00% due 7/15/2033	750,000	828,210
	Triborough Bridge & Tunnel Authority, Series D, 5.00% due 11/15/2033	250,000	285,980
	Western Nassau County Water Authority (Green Bond), Series A, 4.00% due 4/1/2040 - 4/1/2041	475,000	472,399
	Yonkers (New Community School Project) (State Aid Withholding) IDA, 4.00% due 5/1/2041	250,000	241,211
	North Carolina — 1.3%
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2028	2,190,000	2,224,676

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2030 (pre-refunded 6/1/2025)	$ 3,000,000	$ 3,239,421
	State of North Carolina, 5.00% due 3/1/2033	5,000,000	5,545,545
	Ohio — 4.5%
	Akron, Bath and Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2027 - 11/15/2029	1,985,000	2,132,175
	American Municipal Power, Inc. (AMP Fremont Energy Center), 4.00% due 2/15/2038	500,000	502,739
	Cincinnati City School District (School Improvement Project) COP, 5.00% due 12/15/2031 (pre-refunded 12/15/2024)	3,075,000	3,289,389
	City of Cleveland (Bridges and Roadways), Series A-2, 5.00% due 10/1/2028 - 10/1/2029 (pre-refunded 10/1/2023)	2,520,000	2,618,046
	City of Cleveland (Public Facilities Improvements), Series A-1, 5.00% due 11/15/2027 - 11/15/2030 (pre-refunded 11/15/2023)	5,185,000	5,404,202
	City of Cleveland (Various Municipal Capital Improvements) GO, 5.00% due 12/1/2024	1,000,000	1,013,993
	City of Cleveland GO,
	5.00% due 12/1/2026	15,000	15,194
	5.00% due 12/1/2026 (pre-refunded 12/1/2022)	1,215,000	1,233,473
	City of Cleveland Income Tax Revenue,
	5.00% due 10/1/2033 - 10/1/2035	1,450,000	1,589,718
	Series A-1, 4.00% due 10/1/2033	435,000	452,179
	Cleveland-Cuyahoga County Port Authority (County Administration Offices), 5.00% due 7/1/2025	1,780,000	1,917,402
	County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2030 - 1/1/2039	3,170,000	3,456,032
	County of Hamilton (Cincinnati Children’s Hospital Medical Center), 5.00% due 5/15/2028 - 5/15/2031	8,085,000	8,499,343
	Greene County Vocational School District (School Facilities Construction and Improvement) GO, 5.00% due 12/1/2030 - 12/1/2033	2,580,000	2,890,687
	Northeast Ohio Medical University (Insured: BAM),
	Series B,
	4.00% due 12/1/2035 - 12/1/2041	3,005,000	2,994,785
[c]	4.00% due 12/1/2036	320,000	323,020
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2037	840,000	896,543
	Oklahoma — 0.6%
[b]	Clinton Public Works Authority, 5.00% due 10/1/2039	3,335,000	3,521,970
	Pontotoc County Educational Facilities Authority, 4.00% due 9/1/2040	1,500,000	1,457,928
	Oregon — 0.3%
[a]	County of Gilliam (Guaranty: Waste Management, Inc.) AMT, 3.00% due 7/1/2038 (put 5/1/2023)	3,000,000	3,011,742
	Pennsylvania — 9.1%
	Allegheny County Hospital Development Authority (University of Pittsburgh Medical Center), Series A, 5.00% due 7/15/2034	1,150,000	1,248,902
	Bucks County (Waste Management, Inc.) IDA AMT, Series A-2, 2.75% due 12/1/2022	7,000,000	7,019,915
	City of Philadelphia (Pennsylvania Gas Works), 5.00% due 8/1/2032 - 8/1/2034	2,300,000	2,424,867
	City of Philadelphia (Philadelphia Gas Works), 5.00% due 8/1/2036 - 8/1/2037	5,485,000	5,809,935
	City of Philadelphia (Water and Wastewater System), Series A, 5.00% due 10/1/2029	1,100,000	1,199,225
	City of Philadelphia Airport Revenue (Insured: AGM) AMT, 4.00% due 7/1/2038	1,410,000	1,343,764
	City of Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2030	925,000	995,943
	City of Pittsburgh (Capital Projects) GO, 5.00% due 9/1/2035 - 9/1/2036	1,215,000	1,319,277
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	3,000,000	3,215,214
	Hospitals & Higher Education Facilities Authority of Philadelphia (Temple University Health System Obligated Group; Insured AGM), 4.00% due 7/1/2038	9,000,000	8,735,904
	Lancaster County Solid Waste Management Authority (Acquisition of Susquehanna Resource Management Facility), Series A, 5.25% due 12/15/2030 (pre-refunded 12/15/2023)	3,000,000	3,144,864
	Monroeville Financing Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2026	3,490,000	3,760,217
[c]	Pennsylvania Economic Development Financing Authority (UPMC Obligated Group), Series A, 5.00% due 2/15/2036	1,000,000	1,105,322
	Pennsylvania State Public School Building Authority (Philadelphia School District; Insured: AGM) (State Aid Withholding), Series B, 5.00% due 6/1/2027	5,000,000	5,538,955
	Pennsylvania Turnpike Commission, Series B, 5.00% due 12/1/2032 - 12/1/2034	700,000	796,062
	Pennsylvania Turnpike Commission (Highway Improvements), Series A-1, 5.00% due 12/1/2035 - 12/1/2036	1,750,000	1,893,849
	Philadelphia Authority for Industrial Development (Thomas Jefferson University), Series A, 5.00% due 9/1/2032 - 9/1/2034	5,000,000	5,254,257
	Philadelphia Municipal Authority (Juvenile Justice Services Center),
	5.00% due 4/1/2032 - 4/1/2036	8,970,000	9,586,024
[c]	5.00% due 4/1/2033	2,155,000	2,304,337
	Pittsburgh Water & Sewer Authority (Water and Sewer System; Insured: AGM),
	Series A, 5.00% due 9/1/2030 - 9/1/2031	8,740,000	9,000,961
	Series B, 5.00% due 9/1/2031 (pre-refunded 9/1/2023)	3,665,000	3,799,861
	Rhode Island — 0.5%
	State of Rhode Island and Providence Plantations (Consolidated Capital Development Loan) GO, Series B, 4.00% due 10/15/2023	800,000	805,200
	State of Rhode Island and Providence Plantations (Training School Project) COP, Series B, 5.00% due 10/1/2024	3,595,000	3,727,253
	South Carolina — 0.7%
	City of Myrtle Beach (Municipal Sports Complex), Series B, 5.00% due 6/1/2028 - 6/1/2030	2,000,000	2,095,847
	City of North Charleston (North Charleston Noisette Community Redevelopment Project Area), 4.00% due 10/1/2040 - 10/1/2041	2,000,000	2,058,149
	County of Richland (International Paper Co.) AMT, Series A, 3.875% due 4/1/2023	2,000,000	2,014,640
	South Dakota — 0.2%
	South Dakota Health and Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2028 - 11/1/2029	1,800,000	1,927,595

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Tennessee — 2.2%
	Memphis-Shelby County Airport Authority AMT, Series A, 5.00% due 7/1/2026 - 7/1/2033	$ 2,320,000	$ 2,513,745
	Metropolitan Government of Nashville and Davidson County (Green Projects), Series B, 5.00% due 7/1/2033 - 7/1/2036	3,000,000	3,266,362
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare), 5.00% due 5/1/2027 - 5/1/2035	3,560,000	3,821,877
	Tennessee Energy Acquisition Corp. (The Gas Project; Guaranty: Goldman Sachs Group, Inc.),
	Series A, 5.25% due 9/1/2023	7,000,000	7,194,635
	Series C, 5.00% due 2/1/2023	2,650,000	2,694,796
	Texas — 8.6%
	Central Texas Turnpike System, Series C, 5.00% due 8/15/2034	3,000,000	3,090,990
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2035 - 11/15/2039	3,000,000	3,292,218
	City of Brownsville AMT GO, 5.00% due 2/15/2030 - 2/15/2032	1,090,000	1,214,770
	City of Bryan Electric System Revenue (Insured: AGM), Series A, 4.00% due 7/1/2032 - 7/1/2035	2,335,000	2,363,501
	City of Bryan Rural Electric System Revenue (Insured: AGM), 5.00% due 7/1/2032	555,000	625,962
	City of Dallas (Public Improvements) GO,
	5.00% due 2/15/2025 - 2/15/2030	8,220,000	8,789,162
[c]	5.00% due 2/15/2034	1,500,000	1,599,454
	City of Dallas (Trinity River Corridor Infrastructure) GO, 5.00% due 2/15/2028	1,000,000	1,045,676
	City of Galveston (Galveston Island Convention Center; Insured: AGM), Series B, 5.00% due 9/1/2024	1,115,000	1,121,276
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	1,295,000	1,419,488
	City of Houston Airport System Revenue, Series D, 5.00% due 7/1/2030 - 7/1/2035	3,750,000	4,097,726
	City of Houston Airport System Revenue AMT, Series A, 4.00% due 7/1/2041	1,310,000	1,240,210
	City of McAllen (International Toll Bridge Revenue; Insured: AGM),
	Series A,
[c]	5.00% due 3/1/2028	1,390,000	1,517,758
	5.00% due 3/1/2029 - 3/1/2032	4,730,000	5,154,101
	City of McKinney Waterworks & Sewer System Revenue, 5.00% due 3/15/2041 - 3/15/2042	900,000	1,010,748
[b]	City of New Braunfels Utility System Revenue, 5.00% due 7/1/2042	1,750,000	1,917,403
	City of San Antonio (Airport System Capital Improvements) AMT, 5.00% due 7/1/2024 - 7/1/2025	3,225,000	3,232,485
	City of San Antonio (Water System), Series A, 5.00% due 5/15/2033 - 5/15/2034	3,075,000	3,329,520
	Dallas Area Rapid Transit, Series A, 5.00% due 12/1/2035 - 12/1/2036 (pre-refunded 12/1/2025)	7,200,000	7,857,270
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2027	1,905,000	2,098,624
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series A, 5.00% due 12/1/2028	3,000,000	3,165,963
	Harris County Cultural Education Facilities Finance Corp. (TECO Project), 5.00% due 11/15/2028 - 11/15/2033	2,225,000	2,457,529
	Lower Colorado River Authority (LCRA Transmission Services Corp.), 5.00% due 5/15/2033 - 5/15/2038	600,000	667,196
	Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2029 - 11/1/2030	4,130,000	4,676,645
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2037	1,750,000	1,869,539
	San Antonio Water System, Series A, 5.00% due 5/15/2037	500,000	543,995
	Stephen F Austin State University (Financing System), Series A, 5.00% due 10/15/2030 - 10/15/2033	1,265,000	1,393,739
	Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), 4.00% due 10/1/2041	1,880,000	1,828,362
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2024 - 8/15/2025	2,250,000	2,369,495
	Utah — 0.3%
[a]	County of Utah (IHC Health Services, Inc. Obligated Group), Series B-1, 5.00% due 5/15/2056 (put 8/1/2022)	2,500,000	2,504,042
	Virginia — 0.2%
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2032 - 1/1/2033	2,000,000	2,179,919
	Washington — 4.2%
	King County Public Hospital District No. 2 (EvergreenHealth Medical Center) GO, 5.00% due 12/1/2028 - 12/1/2030 (pre-refunded 12/1/2024)	4,545,000	4,858,614
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) GO, 5.00% due 12/1/2025 - 12/1/2028 (pre-refunded 12/1/2022)	7,860,000	7,980,459
	Skagit County Public Hospital District No. 2 (Island Hospital) GO,
[c]	5.00% due 12/1/2027 (pre-refunded 12/1/2022)	2,445,000	2,482,472
	5.00% due 12/1/2028 (pre-refunded 12/1/2022)	2,195,000	2,228,641
	State of Washington (Acquisition and Improvements of Real and Personal Property) COP, Series A, 5.00% due 7/1/2030	4,415,000	4,931,785
	State of Washington (Various Purposes) GO,
	Series 2021A, 5.00% due 6/1/2038	1,965,000	2,196,571
	Series C, 5.00% due 2/1/2036 - 2/1/2037	7,425,000	8,253,440
	Washington Higher Education Facilities Authority (Seattle Pacific University), 5.00% due 10/1/2038 - 10/1/2040	3,340,000	3,466,298
	Wisconsin — 0.9%
	Public Finance Authority,
	4.00% due 10/1/2035 - 10/1/2036	720,000	645,500
[c]	4.00% due 10/1/2041	505,000	433,571
	Wisconsin Health & Educational Facilities Authority,
	4.00% due 8/15/2040	1,000,000	965,566
	5.00% due 8/15/2039	2,000,000	2,177,502
	WPPI Energy, Series A, 5.00% due 7/1/2029 - 7/1/2036	2,980,000	3,287,211
	Total Long-Term Municipal Bonds — 95.7% (Cost $835,660,667)		835,119,089

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Short-Term Municipal Bonds — 4.3%
	Alabama — 1.1%
[a]	City of Mobile Alabama (Alabama Power Co.) IDB, Series 1, 0.68% due 6/1/2034 (put 7/1/2022)	$10,000,000	$ 10,000,000
	Florida — 0.7%
[a]	City of Gainesville Utilities System Revenue (SPA Barclays Bank plc), Series B, 0.65% due 10/1/2042 (put 7/1/2022)	4,000,000	4,000,000
[a]	County of Manatee (Florida Power & Light Co.), 0.70% due 9/1/2024 (put 7/1/2022)	2,100,000	2,100,000
	Mississippi — 0.2%
[a]	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.), Series I, 0.63% due 11/1/2035 (put 7/1/2022)	1,400,000	1,400,000
	Missouri — 0.3%
[a]	Missouri Development Finance Board (Nelson Gallery Foundation; SPA Northern Trust Company), Series A, 0.65% due 12/1/2033 (put 7/1/2022)	2,265,000	2,265,000
	New York — 0.1%
[a]	City of New York (SPA JP Morgan Chase Bank N.A.) GO, Series F-6, 0.65% due 6/1/2044 (put 7/1/2022)	920,000	920,000
	North Carolina — 1.9%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JP Morgan Chase Bank N.A.), Series B, 0.63% due 1/15/2038 (put 7/1/2022)	7,790,000	7,790,000
[a]	North Carolina Medical Care Commission (Novant Health Obligated Group; SPA JP Morgan Chase Bank N.A.), Series A, 0.92% due 11/1/2034 (put 7/8/2022)	9,000,000	9,000,000
	Total Short-Term Municipal Bonds — 4.3% (Cost $37,475,000)		37,475,000
	Total Investments — 100.0% (Cost $873,135,667)		$872,594,089
	Liabilities Net of Other Assets — (0.0)%		(329,341)
	Net Assets — 100.0%		$872,264,748

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2022.
b	When-issued security.
c	Segregated as collateral for a when-issued security.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the aggregate value of these securities in the Fund’s portfolio was $6,000,000, representing 0.69% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
IDC	Industrial Development Corp.
Natl-Re	Insured by National Public Finance Guarantee Corp.
Q-SBLF	Insured by Qualified School Bond Loan Fund
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.